Equity-Accounted Investees - Summary of Financial Information of SunStream (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of joint ventures [line items]
Current assets (including cash and cash equivalents - 2025: $0.7 million, 2024: $0.9 million)	$ 449,619	$ 461,840
Current liabilities	(92,209)	(90,557)
(Loss) profit from operations	(15,774)	(96,204)
Other comprehensive income (loss)	(13,875)	33,353
Sundial Growers Inc [Member]
Disclosure of joint ventures [line items]
Current assets (including cash and cash equivalents - 2025: $0.7 million, 2024: $0.9 million)	5,021	1,943
Non-current assets	377,137	408,233
Current liabilities	(1,047)	(762)
Net assets (liabilities) (100%)	381,111	409,414
(Loss) revenue	(1,056)	(61,916)
(Loss) profit from operations	(3,034)	(64,669)
Other comprehensive income (loss)	(19,233)	40,893
Total comprehensive loss	$ (22,080)	$ (23,747)